EMPLOYEE BENEFIT EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits [Abstract]
Wages and salaries	$ 312,743	$ 204,128	$ 147,385
Equity-settled share-based compensation expense	68,941	47,680	34,338
Other employee benefits	9,946	7,729	5,057
Employee benefits expense	$ 391,630	$ 259,537	$ 186,780